Retirement Plans - Defined Benefit Plans - Components of Net Periodic Benefit Cost (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Service cost	$ 1,437	$ 1,653	$ 6,613	$ 7,082	$ 6,694
Interest cost	920	770	3,115	2,876	2,521
Expected return on plan assets	(905)	(826)	(3,303)	(2,791)	(2,234)
Amortization of actuarial loss	50	410	1,631	1,648	393
Amortization of prior service cost	163	163	651	740	1,176
Curtailment			0	1,517	1,921
Net periodic pension cost	$ 1,665	$ 2,170	$ 8,707	$ 11,072	$ 10,471